SEGMENT INFORMATION (Details 2) - Corporate 1 [Member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total		R$ (627,874)	R$ 90,405	R$ (327,366)
Investigations Involving The Company [Member]
IfrsStatementLineItems [Line Items]
Total		(588,774)	(9,003)	(28,004)
Reversal Provision For Tax And Civil Contingencies [Member]
IfrsStatementLineItems [Line Items]
Total		(50,397)	30,587	(109,088)
Expenses C O V I D 19 [Member]
IfrsStatementLineItems [Line Items]
Total	[1]	(1,224)	(74,482)	(81,562)
Gain Losses With Demobilization [Member]
IfrsStatementLineItems [Line Items]
Total		1,398	(6,814)	(16,494)
Results With Sale And Disposal Of Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Total		3,582	65,884	(28,178)
Result In The Sale Of Investment [Member]
IfrsStatementLineItems [Line Items]
Total			76,148	(62,006)
Arbitration Reversal [Member]
IfrsStatementLineItems [Line Items]
Total				14,520
Results With Disposal Of Businesses [Member]
IfrsStatementLineItems [Line Items]
Total				(29,471)
Others [Member]
IfrsStatementLineItems [Line Items]
Total		R$ 7,541	R$ 8,085	R$ 12,917

[1]	Mainly comprised of donations in Brazil, consultants and expenses with health and safety, which are not associated with the business segments.